Loss for the Period	12 Months Ended
Jan. 31, 2019
Loss For Period
Loss for the Period

6	Loss for the Period

The loss for the half year was derived after charging / (crediting) the following items that are unusual and of significance because of their size, nature and incidence:

	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s	For the 7 Months Ended 31 January 2017 NZ$000’s	For the Year Ended 30 June 2016 NZ$000’s
Finance Costs
- Interest expense on external borrowings	2,338	5,431	2,923	3,140
- Interest expense on shareholder loans	1,062	2,807	3,040	7,042
- Amortisation on loan set up costs	641	553	275	227
	4,041	8,791	6,238	10,409

Other (gains)/losses
- Fair value (gain)/loss on foreign exchange contracts	1,065	(502)	2,135	7,660
- Net foreign exchange (gains)/losses	(3,027)	(256)	171	(5,237)
	(1,963)	(758)	3,306	2,423

	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s	For the 7 Months Ended 31 January 2017 NZ$000’s	For the Year Ended 30 June 2016 NZ$000’s

Brand transition, restructure and transaction expenses
- Brand transition expenses	291	-	-	884
- Onerous contracts	(109)	(265)	1,166	789
- Restructure expenses	626	215	103	559
- Transaction expenses	9,268	3,322	52	-
	10,075	3,272	1,321	2,232

The onerous contracts expense reversal relates to a reversal of the provision raised in the prior year.

Transaction expenses relate to costs incurred in respect of the US listing process.

The loss for the year includes the following specific expenses:

	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s	For the 7 Months Ended 31 January 2017 NZ$000’s	For the Year Ended 30 June 2016 NZ$000’s
Employee benefits expense:
- Salaries and wages	30,872	33,613	19,917	33,666
- Defined contribution expenses	508	545	1,022	1,588
	31,380	34,158	20,939	35,254

Depreciation	2,151	2,724	1,664	2,966
Amortisation	231	306	178	323
Impairment loss	8,173	1,914	292	2,157
	10,555	4,944	2,134	5,446

Rental expense on operating leases:
- Lease payments	9,760	10,807	6,485	11,034
- Sublease payments received	-	(483)	(354)	(567)
	9,760	10,324	6,131	10,467